Selected Statement of Operations Data - Schedule of Revenue by Major Product Lines (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues by major product lines	$ 900,856	$ 806,402	$ 752,517
Inspection [Member]
Segment Reporting Information [Line Items]
Revenues by major product lines	212,859	176,650	183,925
Direct Imaging [Member]
Segment Reporting Information [Line Items]
Revenues by major product lines	207,400	171,282	147,445
Test and Repair [Member]
Segment Reporting Information [Line Items]
Revenues by major product lines	157,550	133,350	106,418
PVD/CVD [Member]
Segment Reporting Information [Line Items]
Revenues by major product lines	169,390	196,300	162,627
Other [Member]
Segment Reporting Information [Line Items]
Revenues by major product lines	$ 153,657	$ 128,820	$ 152,102